CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Thousands	Noncontrolling Interests	Total ILG Stockholders' Equity	Common Stock	Treasury Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Total
Balance at Dec. 31, 2012		$ 272,066	$ 586	$ (20,913)	$ 182,131	$ 121,160	$ (10,898)	$ 272,066
Balance (in shares) at Dec. 31, 2012			58,553,265	1,697,360
Increase (Decrease) in Stockholders' Equity
Net income	$ 565	81,217				81,217		81,782
Other comprehensive income, net of tax	796	1,004					1,004	1,800
Non-cash compensation expense		10,428			10,428			10,428
Acquisition of noncontrolling interests	31,347							31,347
Issuance of common stock upon exercise of stock options		889			889			889
Issuance of common stock upon exercise of stock options (in shares)			51,821
Issuance of common stock upon vesting of restricted stock units, net of withholding taxes		(5,234)	$ 5		(5,239)			(5,234)
Issuance of common stock upon vesting of restricted stock units, net of withholding taxes (in shares)			519,748
Change in excess tax benefits from stock-based awards		2,864			2,864			2,864
Deferred stock compensation expense		(475)			(475)			(475)
Dividends declared on common stock		(18,934)			508	(19,442)		(18,934)
Balance at Dec. 31, 2013	32,708	343,825	$ 591	$ (20,913)	191,106	182,935	(9,894)	376,533
Balance (in shares) at Dec. 31, 2013			59,124,834	1,697,360
Increase (Decrease) in Stockholders' Equity
Net income	2,986	78,930				78,930		81,916
Other comprehensive income, net of tax	(2,322)	(9,403)					(9,403)	(11,725)
Non-cash compensation expense		11,363			11,363			11,363
Acquisition of noncontrolling interests	3,327							3,327
Adjustment to noncontrolling interest from prior year acquisition	(394)							(394)
Issuance of common stock upon exercise of stock options		341			341			341
Issuance of common stock upon exercise of stock options (in shares)			15,629
Issuance of common stock upon vesting of restricted stock units, net of withholding taxes		(3,941)	$ 4		(3,945)			(3,941)
Issuance of common stock upon vesting of restricted stock units, net of withholding taxes (in shares)			322,737
Change in excess tax benefits from stock-based awards		1,883			1,883			1,883
Deferred stock compensation expense		409			409			409
Repurchases of common stock		(14,121)		$ (14,121)				(14,121)
Repurchase of common stock (in shares)				665,964
Dividends declared on common stock		(25,243)			677	(25,920)		(25,243)
Balance at Dec. 31, 2014	36,305	384,043	$ 595	$ (35,034)	201,834	235,945	(19,297)	$ 420,348
Balance (in shares) at Dec. 31, 2014			59,463,200	2,363,324				57,100,000
Increase (Decrease) in Stockholders' Equity
Net income	1,912	73,315				73,315		$ 75,227
Other comprehensive income, net of tax	(1,769)	(9,012)					(9,012)	(10,781)
Non-cash compensation expense		13,470			13,470			13,470
Dividends paid to noncontrolling interest	(3,030)							(3,030)
Issuance of common stock upon exercise of stock options		221			221			221
Issuance of common stock upon exercise of stock options (in shares)			11,084
Issuance of common stock upon vesting of restricted stock units, net of withholding taxes		(4,333)	$ 4		(4,337)			(4,333)
Issuance of common stock upon vesting of restricted stock units, net of withholding taxes (in shares)			379,649
Change in excess tax benefits from stock-based awards		1,855			1,855			1,855
Deferred stock compensation expense		251			251			251
Cash dividends declared		(27,586)			795	(28,381)		(27,586)
Increase in redemption value of redeemable noncontrolling interest		(231)				(231)		(231)
Balance at Dec. 31, 2015	$ 33,418	$ 431,993	$ 599	$ (35,034)	$ 214,089	$ 280,648	$ (28,309)	$ 465,411
Balance (in shares) at Dec. 31, 2015			59,853,933	2,363,324				57,500,000